Significant accounting policies: (Details) (USD $)				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013 Maximum	Jun. 30, 2013 Minimum
Accounts Receivable
Period due for accounts receivable				30 days
Period for considering accounts receivable as past due					60 days
Allowance for doubtful accounts	$ 0	$ 0	$ 0